Document and Entity Information	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	QVC GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38654
Entity Tax Identification Number	23-2414041
Entity Address, Address Line One	1200 Wilson Dr.
Entity Address, City or Town	West Chester
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19380
City Area Code	484
Local Phone Number	701-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	QVCG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001254699
Amendment Flag	false